Finance Liabilities (Narrative) (Details) $ in Thousands				12 Months Ended
	Dec. 06, 2022 USD ($)	Aug. 17, 2022 USD ($) Vessels	Mar. 29, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Finance Lease Liability				$ 140,931
Lease obligation issuance costs				$ 3,302	$ 7,594	$ 567
Weighted average remaining lease term				8 years 8 months 8 days
Average interest rate				4.61%
Florida 2022 Built Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability			$ 50,000
Term for bareboat charter party			10 years
Lease obligation to purchase vessel			$ 16,350
Lease obligation issuance costs			$ 513
New Orleans And Santa Barbara Vessels [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability		$ 66,400
Term for bareboat charter party		8 years
Lease obligation issuance costs		$ 665
Number of sale and leaseback agreements | Vessels		2
New Orleans Vessel [Member]
Property, Plant and Equipment [Line Items]
Lease obligation to purchase vessel		$ 13,000
Santa Barbara Vessel [Member]
Property, Plant and Equipment [Line Items]
Lease obligation to purchase vessel		$ 13,000
DSI Andromeda [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability	$ 29,850
Term for bareboat charter party	10 years
Lease obligation to purchase vessel	$ 8,050
Lease obligation issuance costs	$ 354